CONVERTIBLE SENIOR NOTES (Details) - USD ($)		12 Months Ended
	Jul. 01, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, par value per share		$ 0.0001	$ 0.0001
Default percentage of principal amount, minimum		25.00%
Issuance costs		$ 4,300,000
Amortization of convertible senior notes			$ 15,934	$ 964,749
Payment of convertible senior notes repurchase			$ 1,500,000	15,651,250
Gain on repurchase of convertible senior notes				10,348,750
Convertible Senior Notes Due June 15, 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Convertible senior notes issued	$ 54,500,000
Convertible senior notes interest rate	4.75%
Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Issuance costs				1,900,000
Amortization of convertible senior notes			$ 10,000	300,000
Conversion [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion amount		$ 1,000
Conversion denomination amount		$ 1,000
Convertible notes [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase				26,000,000
Amortization of convertible senior notes			$ 10,000	$ 700,000
American Depository Shares [Member] | Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Shares borrowed		1,477,000
Lending fee per share		$ 0.0018
American Depository Shares [Member] | Conversion [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion of stock, shares		27.10
Conversion price		$ 36.9
American Depository Shares [Member] | Conversion [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion of stock, shares		32.52
Conversion price		$ 30.75
Over-Allotment [Member] | Convertible Senior Notes Due June 15, 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Convertible senior notes issued	$ 4,500,000
Common Stock [Member] | Conversion [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion of stock, shares		18
Conversion price		$ 0.0001
Cash [Member] | Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Percentage of market value provided as collateral		100.00%
Deposit [Member] | Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Percentage of market value provided as collateral		100.00%